COMPASS 2 AND 3 VARIABLE ACCOUNTS:

Capital Appreciation Variable Account           High Yield Variable Account
Government Securities Variable Account          Money Market Variable Account
Global Governments Variable Account             Total Return Variable Account

           Supplement to Current Statement of Additional Information:


Effective January 1, 2008, the sub-section entitled "Administrator" under the main heading "Management of the Variable Accounts" is restated in its entirety as follows:


Administrator


MFS provides the Variable Account with certain financial, legal and other administrative services under a Master Administrative Services Agreement between the Variable Account and MFS. Under the Agreement, the Variable Account pays an annual fee to MFS for these services.


As of January 1, 2008, the annual fee payable by each Variable Account is $10,000 plus an amount equal to the following percentage of the Variable Account's average daily net assets:

--------------------------------------------------------------------------------------------- ------------------------
On the first $35,000,000 in assets                                                            0.0000%
--------------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------------- ------------------------
Over $35,000,000 in assets                                                                    0.0241%
--------------------------------------------------------------------------------------------- ------------------------

These fees are subject to maximum fees.


 For the years ended December 31, 2004, 2005 and 2006, MFS received fees under this Agreement as follows:

                  2004                               2005                              2006
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
CAVA              $27,905                            $48,648                           $56,947
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
GGVA              1,194                              1,998                             6,496
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
GSVA              10,203                             17,420                            20,650
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
HYVA              7,542                              11,910                            14,778
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MMVA              4,508                              10,274                            12,677
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
TRVA              18,507                             35,216                            45,310

Effective January 1, 2008, the sixth paragraph under the main heading "Portfolio Transactions and Brokerage Commissions" is restated as follows:


Broker/dealers may be willing to furnish statistical, research and other factual information or services ("Research"), for example, investment research reports; access to analysts; execution systems and trading analytics; reports or databases containing corporate, fundamental, and technical analyses; portfolio modeling strategies; and economic research services, such as publications, chart services, and advice from economists concerning macroeconomics information, and analytical investment information about particular corporations to the Adviser for no consideration other than brokerage or underwriting commissions. Such broker/dealers (or affiliates of such broker/dealers) may be involved from time to time in executing, clearing or settling securities transactions on behalf of the Variable Accounts ("Executing Brokers"), or may have entered into agreements with one or more Executing Brokers pursuant to which they are responsible for performing one or more functions, the performance of which has been identified by the SEC as being sufficient to constitute effecting securities transactions within the meaning of Section 28(e) as interpreted by the SEC (collectively, together with Executing Brokers, "Effecting Brokers"). In reliance on this interpretation the Adviser expects to enter into Commission Sharing Agreements with Executing Brokers which will provide for the Executing Brokers to pay a portion of the Commissions paid by the Variable Accounts for securities transactions to Effecting Brokers. In addition to effecting securities transactions on behalf of the Variable Accounts pursuant to a Commission Sharing Agreement, the Effecting Brokers will also provide Research for the benefit of the Adviser. If a government agency with regulatory authority over the affairs of the Adviser or its subsidiaries, or a court of competent jurisdiction, were to determine that an Effecting Broker is not effecting a securities transaction within the meaning of Section 28(e), the Adviser believes that such Research should be considered as Research provided by the relevant Executing Broker and permitted by Section 28(e), provided that the relationship with such Executing Broker is otherwise consistent with the requirement for Research under Section 28(e). In such circumstances the Adviser will in effect be paying a greater commission in order to obtain third party research. The Adviser may use brokerage commissions from the Variable Accounts' portfolio transactions to acquire Research, subject to the procedures and limitations described in this discussion.

Effective January 1, 2008, the sub-sections entitled "Public Disclosure of Portfolio Holdings" and "Disclosure of Non-Public Portfolio Holdings" under the main heading "Disclosure of Portfolio Holdings" are restated in their entirety as follows:


Public Disclosure of Portfolio Holdings


In addition to the public disclosure of Variable Account portfolio holdings through required SEC quarterly filings, a Variable Account may make its portfolio holdings publicly available on the MFS Web site in such scope and form and with such frequency as MFS may reasonably determine.


The following information is generally available to you on the MFS Web site (mfs.com):

---------------------------------------------------------------------- ------------------------------------------------
Information                                                            Approximate Date of Posting to Web Site
---------------------------------------------------------------------- ------------------------------------------------
---------------------------------------------------------------------- ------------------------------------------------
Variable Account's full securities holdings as of each month's end     24 days after month end
---------------------------------------------------------------------- ------------------------------------------------

Note that the Variable Account or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will remain available on the Web site until at least the date on which the Variable Account files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Certain registered investment companies that are advised by MFS and registered investment companies that are sub-advised by MFS or its affiliates are subject to different portfolio holdings disclosure policies that may permit public disclosure of portfolio holdings information in different forms and at different times. In addition, separate account and unregistered product clients of MFS or its affiliates have same day access to their portfolio holdings, and prospective clients and their advisers have access to representative portfolio holdings. Some of these registered investment companies, sub-advised portfolios, separate accounts, and unregistered products, all advised or sub-advised by MFS or its affiliates, have substantially similar, or in some cases nearly identical, portfolio holdings to certain Variable Accounts (Similarly Managed Investment Products). A Similarly Managed Investment Product is not subject to the portfolio holdings disclosure policies of the Variable Account to which it is similar and may disclose its similar or nearly identical portfolio holdings information in different forms and at different times than such Variable Account.


A Variable Account's portfolio holdings are considered to be publicly disclosed:
(a) upon the disclosure of the portfolio holdings in a publicly available, routine filing with the SEC that is required to include the information; (b) the day after the Variable Account makes such information available on its Web site (assuming that it discloses in its prospectus that such information is available on its Web site); or (c) at such additional times and on such additional basis as determined by the SEC or its staff.

Disclosure of Non-Public Portfolio Holdings


A Variable Account may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may only be made if an Authorized Person determines that such disclosure is not impermissible under applicable law or regulation. In the case of sub-advisers, as applicable, this determination may be made by a senior member of the sub-adviser's legal or compliance departments (a "Sub-Adviser Authorized Person"). In addition, the third party receiving the non-public portfolio holdings may, at the discretion of an Authorized Person, be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. Such agreements may not be required in circumstances such as where portfolio securities are disclosed to brokers to obtain bids/prices or in interviews with the media. MFS will use reasonable efforts to monitor a recipient's use of non-public portfolio holdings provided under these agreements by means that may include contractual provisions, notices reminding a recipient of their obligations or other commercially reasonable means. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to MFS or its affiliates.


In addition, to the extent that an Authorized Person determines that there is a potential conflict with respect to the disclosure of information that is not publicly available between the interests of a Variable Account's shareholders, on the one hand, and MFS, MFD or an affiliated person of MFS, MFD, or the Variable Account, on the other hand, the Authorized Person must inform MFS' conflicts officer of such potential conflict, and MFS' conflicts officer shall determine whether, in light of the potential conflict, disclosure is reasonable under the circumstances, and shall report such potential conflict of interest determinations to the Variable Account's Independent Chief Compliance Officer and the Board of Trustees of the Variable Account. MFS also reports to the Board of Trustees of the Variable Account regarding the disclosure of information regarding the Variable Account that is not publicly available.


Subject to compliance with the standards set forth in the previous two paragraphs, non-public portfolio holdings may be disclosed in the following circumstances:


Employees of MFS or MFD or, if applicable, a sub-adviser, (collectively "Variable Account representatives") disclose non-public portfolio holdings in connection with the day-to-day operations and management of the Variable Account. Full portfolio holdings are disclosed to a Variable Account's custodians, independent registered accounting firm, financial printers, regulatory authorities, and stock exchanges and other listing organizations. Portfolio holdings are disclosed to a Variable Account's pricing service vendors and broker/dealers when requesting bids for, or price quotations on, securities, and to other persons (including independent contractors) who provide systems or software support in connection with Variable Account operations, including accounting, compliance support, and pricing. Portfolio holdings may also be disclosed to persons assisting a Variable Account in the voting of proxies or in connection with litigation relating to Variable Account portfolio holdings. In connection with managing the Variable Accounts, MFS or, if applicable, a sub-adviser, may use analytical systems provided by third parties who may have access to Variable Account portfolio holdings.


Non-public portfolio holdings may be disclosed in connection with other activities, such as to participants in in-kind purchases and redemptions of Variable Account shares, to service providers facilitating the distribution or analysis of portfolio holdings, once the information is public, and in other circumstances not described above. All such disclosures are subject to compliance with the applicable disclosure standards.


In addition, subject to such disclosure not being impermissible under applicable law or regulation, Variable Account representatives may disclose Variable Account portfolio holdings and related information, which may be based on non-public portfolio holdings, under the following circumstances (among others):


Variable Account representatives may provide oral or written information ("portfolio commentary") about a Variable Account, including, but not limited to, how the Variable Account's investments are divided among various sectors, industries, countries, value and growth stocks, small, mid, and large-cap stocks, among stocks, bonds, currencies and cash, types of bonds, bond maturities, bond coupons, and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Variable Account performance. Variable Account representatives may also express their views orally or in writing on one or more of a Variable Account's portfolio holdings or may state that a Variable Account has recently purchased or sold one or more holdings.


Variable Account representatives may also provide oral or written information ("statistical information") about various financial characteristics of a Variable Account or its underlying portfolio securities including, but not limited to, alpha, beta, coefficient of determination, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics.

The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Variable Account, persons considering investing in the Variable Account, or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and the content and nature of the information provided to each of these persons may differ.


Effective January 1, 2008, the following additional sub-section entitled "Asset Segregation" is added to the end of Appendix D entitled "Investment Strategies and Risks":


Asset Segregation


With respect to certain kinds of transactions entered into by the Variable Account that involve obligations to make future payments to third parties, including, but not limited to, futures, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Variable Account must "set aside" (referred to sometimes as "asset segregation") liquid assets, or engage in other measures to "cover" open positions with respect to such transactions. For example, with respect to forward foreign currency exchange contracts and futures contracts that are not contractually required to "cash-settle," the Variable Account must cover its open positions by setting aside liquid assets equal to the contracts' full, notional value, except that deliverable foreign currency exchange contracts for currencies that are liquid will be treated as the equivalent of "cash-settled" contracts. As such, the Variable Account may set aside liquid assets in an amount equal to the Variable Account's daily marked-to-market (net) obligation (i.e. the Variable Account's daily net liability if any) rather than the full notional amount under such deliverable forward foreign currency exchange contracts. With respect to forward foreign currency exchange contracts and futures contracts that are contractually required to "cash-settle," the Variable Account may set aside liquid assets in an amount equal to the Variable Account's daily marked-to-market (net) obligation rather than the notional value. By setting aside assets equal to only its net obligation under liquid deliverable foreign currency exchange contracts and "cash-settled" forward or futures contracts the Variable Account will have the ability to employ leverage to a greater extent than if the Variable Account were required to segregate assets equal to the full notional value of such contracts. The Variable Account reserves the right to modify its asset segregation policies in the future.

                 The date of this Supplement is January 1, 2008.